SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts	$ 0	$ 0	$ 0